Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Accompanying Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Consolidated total assets	$ 5,624,346	$ 5,718,620
Operating Segments | FPSO segment
Segment Reporting Information [Line Items]
Consolidated total assets	2,463,547	2,672,100
Operating Segments | Shuttle tanker segment
Segment Reporting Information [Line Items]
Consolidated total assets	1,604,134	1,673,348
Operating Segments | FSO segment
Segment Reporting Information [Line Items]
Consolidated total assets	533,112	407,634
Operating Segments | UMS segment
Segment Reporting Information [Line Items]
Consolidated total assets	192,642	213,829
Operating Segments | Towage segment
Segment Reporting Information [Line Items]
Consolidated total assets	377,291	382,973
Operating Segments | Conventional tanker segment
Segment Reporting Information [Line Items]
Consolidated total assets	5,871	4,818
Unallocated | Cash and cash equivalents and restricted cash
Segment Reporting Information [Line Items]
Consolidated total assets	443,816	342,287
Unallocated | Other assets
Segment Reporting Information [Line Items]
Consolidated total assets	$ 3,933	$ 21,631